INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	$ 289,855,048	$ 255,568,505
Liabilities	255,929,590	227,453,292
Total other comprehensive income	1,814,640	442,064	$ 127,033
P.A. Viva Malls
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	2,810,414	2,633,341
Liabilities	43,703	54,228
Income from ordinary activities	514,485	328,937
Profits (loss)	214,538	42,253
Dividends	50,208	42,169
Proteccion S.A.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	3,698,529	3,031,933
Liabilities	1,461,115	1,031,421
Total other comprehensive income	74,155	63,571
Income from ordinary activities	1,816,422	1,983,426
Profits (loss)	276,519	291,391
Dividends	10,331	24,697
Titularizadora Colombiana S.A. Hitos
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	131,166	142,522
Liabilities	8,303	12,840
Total other comprehensive income	20,663	20,595
Income from ordinary activities	27,341	31,341
Profits (loss)	3,347	7,376
Dividends	$ 2,596	$ 3,412